(650) 320-1804

jeffhartlin@paulhastings.com

May 22, 2014	79891.00002

CONFIDENTIAL SUBMISSION

Draft Registration Statement

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re: Viking Therapeutics, Inc.

            Confidential Submission of Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Viking Therapeutics, Inc., a Delaware corporation (the “Company”), and in connection with the confidential submission of its draft registration statement on Form S-1 (the “Registration Statement”) on the date hereof, we hereby confidentially submit the draft Registration Statement pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for confidential nonpublic review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1.0 billion during its fiscal year ended December 31, 2013. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

Please direct all notices and communications with respect to this confidential submission to each of the following:

Brian Lian, Ph.D.

Chief Executive Officer

Viking Therapeutics, Inc.

11119 North Torrey Pines Road, Suite 50

San Diego, CA 92037

Telephone: (858) 550-7810

Email: blian@vikingtherapeutics.com

with a copy to:

Jeffrey T. Hartlin

Paul Hastings LLP

1117 S. California Avenue

Palo Alto, CA 94304

Telephone: (650) 320-1804

Facsimile: (650) 320-1904

Email: jeffhartlin@paulhastings.com

Please contact the undersigned at 650-320-1804 or jeffhartlin@paulhastings.com if you have any questions regarding the foregoing.

Sincerely,

/s/ Jeffrey T. Hartlin

Jeffrey T. Hartlin

OF PAUL HASTINGS LLP

cc: Brian Lian, Ph.D., CEO, Viking Therapeutics, Inc.